Note 20 - Fair Value Measurements and Fair Values of Financial Instruments - Additional Information on Assets Measured at Fair Value on a Nonrecurring Basis (Details)		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Other real estate owned, net		$ 360,000	$ 0
Appraisal of Collateral [Member] | Fair Value, Inputs, Level 3 [Member]
Collateral-dependent loans, value	[1],[2]	5,057,000	$ 3,222,000
Other real estate owned, net	[1],[2]	$ 360,000
Appraisal of Collateral [Member] | Fair Value, Inputs, Level 3 [Member] | Meaurement Input, Appraisal Adjustments Rate [Member]
Collateral-dependent loans, range	[1],[2]	0.08	0.08
Other real estate owned, range	[1],[2]	0
Appraisal of Collateral [Member] | Fair Value, Inputs, Level 3 [Member] | Meaurement Input, Appraisal Adjustments Rate [Member] | Weighted Average [Member]
Collateral-dependent loans, range	[1],[2]	(0.08)	(0.08)

[1]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percentage of the appraisal.
[2]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are identifiable.